RELATED PARTY TRANSACTIONS COMMERICAL AGREEMENTS (Details) bbl / d in Thousands		3 Months Ended	36 Months Ended
	Jul. 31, 2018 Railcars_per_day bbl / d	Mar. 31, 2018	May 08, 2017 bbl / d
Related Party Transaction [Line Items]
Number of Contract Renewals		2
Term of Renewal		5 years
PBF Holding [Member] | Amended and Restated Rail Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement			7 years 8 months
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d			125,000
Number of Contract Renewals			2
Term of Renewal			5 years
Subsequent Event [Member] | PBF Holding [Member] | Toledo Rail Loading Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement	7 years 5 months
Number of Contract Renewals	2
Term of Renewal	5 years
Oil and Gas Plant, Collaborative Agreement, Maximum Throughput Capacity | Railcars_per_day	50
Subsequent Event [Member] | PBF Holding [Member] | Chalmette Terminal Throughput Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement	1 year
Subsequent Event [Member] | PBF Holding [Member] | Chalmette Rail Unloading Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement	7 years 5 months
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d	7,600
Number of Contract Renewals	2
Term of Renewal	5 years
Subsequent Event [Member] | PBF Holding [Member] | DSL Ethanol Throughput Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement	7 years 5 months
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d	5,000
Number of Contract Renewals	2
Term of Renewal	5 years
Subsequent Event [Member] | Product [Member] | PBF Holding [Member] | Toledo Rail Loading Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | Railcars_per_day	30
Subsequent Event [Member] | Premium Product [Member] | PBF Holding [Member] | Toledo Rail Loading Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | Railcars_per_day	11.500